COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of commitments and contingent liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 13 – COMMITMENTS AND CONTIGENT LIABILITIES:

Commitments:

(1)
Lease agreements

The Company sub leased office space from a related party. The lease period commenced on December 1, 2015 for two months with 6 option periods of 12 months each that will be exercised automatically unless the Company will provide a 90 days early termination notice before the end of each year lease period. The minimum rent payment recognized as an expense in the year ended on December 31, 2017 was $36 thousand (2016 - $46 thousand). Minimum rentals payable under non-cancellable lease agreement as of December 31, 2017, amount of approximately $37 thousand (2016 - $33 thousand).

On January 9, 2017, the Company signed an additional lease agreement with another related party who is the owner of the same building in which the Company sub leased the office in 2015 for additional office space and parking spots. The lease period commenced on January 1, 2017 for one year with an option to extend the lease period for up to additional 6 years. The contract is renewed automatically unless the Company provide a 90 days early termination notice before the end of each year lease period. The minimum rent payment recognized as an expense in the year ended on December 31, 2017 was $19 thousand (2016 - 0). Minimum rentals payable under non- cancellable lease agreement as of December 31, 2017, amount to approximately $22 thousand (2016 - 0).

(2)
OCS

On December 18, 2016, the Subsidiary signed a Support and Investment Agreement with the Office of the Chief Scientist of the Ministry of National Infrastructures, Energy, Water and Resources of Israel (the “OCS”) under the pilot and demonstration project.  Under the agreement, the Company will develop a passenger's electric aircraft. The plan will be performed during 24 months commencing on January 1, 2017. The Subsidiary is entitled to receive up to 50% of the actual costs and up to NIS 3 million (approximately $ 865 thousand). As a security, the Subsidiary provided a bank guarantee in the amount of NIS 225 thousand that will be effective until 3 months after the end of the project. The Subsidiary has recorded a lien on a bank deposit in the same amount in favor of the bank providing the guarantee.

According to the agreement, the Subsidiary will be required to pay royalties in an amount of 5% on sales of products and services derived from a technology developed using these grants until repayment of the entire CPI-linked grant plus interest at a rate determined by the general accountant at the Israeli Ministry of Finance.

As of December 31, 2017, the Subsidiary received approximately NIS 1.3 million (approximately $ 377 thousand) in respect of actual costs incurred by it. An additional amount of approximately NIS 413 thousand (approximately $118 thousand) was received until the date of this report.